Quarterly Financial Data - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended								9 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Data [Line Items]
Gain (Loss) on Disposition of Assets for Financial Service Operations												$ 36
Gain (Loss) on Disposition of Proved Property				$ 69
Loss on Contract Termination										$ 22
Business Combination, Acquisition Related Costs										23	$ 0	0
Asset impairment charges	$ 2,300										15	1,100
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal										349	0	0
Accretion of discount	23									489	383	225
Impairment Of Costs Of Producing Properties, Acquired Unproved Reserves, leasehold, and equity method investment					$ 87
Proceeds from Sale of Other Assets					18
Exploration Abandonment and Impairment Expense		$ 47				$ 22	$ 40
GasManagementExpenseDisposalGroup							11			1	8	4
Deferred Other Tax Expense (Benefit)					$ 9			$ 9		7
Piceance Basin [Member]
Quarterly Financial Data [Line Items]
Accretion of discount										23
Powder River Basin
Quarterly Financial Data [Line Items]
Impairment of producing properties and costs of acquired unproved reserves												85
Domestic
Quarterly Financial Data [Line Items]
Gain (Loss) on Disposition of Assets for Financial Service Operations												36
Disposal group contract obligation expense										190
GasManagementExpenseDisposalGroup										1	8	4
International
Quarterly Financial Data [Line Items]
Gain (Loss) on Disposition of Assets for Financial Service Operations				$ 41						41		0
GasManagementExpenseDisposalGroup										0	$ 0	0
Northeast [Member]
Quarterly Financial Data [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal			$ 209
Powder River Basin
Quarterly Financial Data [Line Items]
Disposal group contract obligation expense		187							$ 187	190
NORTH DAKOTA
Quarterly Financial Data [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	$ 70									70
Piceance Basin [Member]
Quarterly Financial Data [Line Items]
Asset impairment charges										2,334
Loss On Sale Of Working Interests						$ 1	$ 195
Impairment of producing properties and costs of acquired unproved reserves												$ 88
RKI [Member]
Quarterly Financial Data [Line Items]
Business Combination, Acquisition Related Costs		$ 104								$ 23